TRANSAMERICA INVESTORS, INC. (the “Fund”)
on behalf of Transamerica Premier Funds
Supplement dated December 28, 2006 to the Statement of Additional Information dated May 1, 2006
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Equity Funds
Transamerica Premier Focus Fund — Investor Class Shares
Transamerica Premier Equity Fund — Investor Class Shares
Transamerica Premier Growth Opportunities Fund — Investor Class Shares
Transamerica Premier Diversified Equity Fund — Investor Class Shares
Combined Equity & Fixed Income Fund
Transamerica Premier Balanced Fund — Investor Class Shares
Fixed Income Funds
Transamerica Premier High Yield Bond Fund — Investor and Institutional Class Shares
Transamerica Premier Cash Reserve Fund — Investor Class Shares
Institutional Funds
Transamerica Premier Institutional Small Cap Value Fund (formerly Transamerica Premier Institutional
Small/Mid Cap Value Fund)
Transamerica Premier Institutional Diversified Equity Fund
Transamerica Premier Institutional Bond Fund
Transamerica Premier Institutional Equity Fund
Effective January 2, 2007, the “Purchase and Redemption of Shares” section of the Statement of Additional Information is amended and supplemented as follows:
The Fund has entered into an arrangement (“Arrangement”) with Fidelity Management Trust Company (“FMTC”) pursuant to which the minimum initial and minimum subsequent investment requirements, as well as assessment of redemption fees, will be waived (to the extent applicable) with respect to transactions in an account in the Transamerica Premier Equity Fund maintained by FMTC on behalf of the Mohawk Industries 401(k) retirement plan. Net purchase and/or redemption orders forwarded on behalf of plan participants by FMTC with respect to the account pursuant to the Arrangement will not be considered to be market timing or disruptive trading for purposes of the Fund’s compliance policies, and FMTC’s market timing and disruptive trading policies (and not those of the Fund) will apply to transactions by plan participants. All purchase and redemption transactions must comply with FMTC’s market timing and disruptive trading policies. The Arrangement does not permit FMTC or any plan participant to engage in frequent purchase or redemption transactions; rather, it is an exemption from the Fund’s market timing and disruptive trading policies solely to the extent that such policies could be deemed to apply to routine transactions in the account maintained by FMTC or to the extent FMTC’s market timing and disruptive trading policies are applied instead of the Fund’s policies. Neither the Fund, the investment adviser, nor any other party to the Arrangement will receive any compensation or consideration with respect to the Arrangement.
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Investors Should Retain This Supplement For Future Use